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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended  12/31/2005
                                              -----------------

Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:          Johnson Illington Advisors LLC
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Address:       677 Broadway
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               Albany, NY 12207
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Form 13F File Number:  28-
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The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Dianne McKnight
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Title:         Chief Compliance Officer
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Phone:         518-641-6858
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Signature, Place, and Date of Signing:

     Dianne McKnight                    Albany   NY              2/10/2006
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[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
       ---------------------------    -----------------------------
    [Repeat as necessary.]



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0
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Form 13F Information Table Entry Total:       56
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Form 13F Information Table Value Total:  111,971
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                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.         Form 13F File Number               Name

      01          28 -

      02          28 -

      03          28 -
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
QUANTITY     CUSIP              DESCRIPTIONS            SYMBOL    PRICE     MARKET VALUE     CLASS   DISCRETION   VOTING AUTHORITY
--------   ---------   ------------------------------   ------   ------   ---------------   ------   ----------   ----------------
  40700    00817Y108   Aetna Inc                        aet       94.31   $  3,838,417.00   Common      Sole           Partial
  65513    026874107   American Intl Group Inc          aig       68.23   $  4,469,951.99   Common      Sole           Partial
   1043    03076C106   Ameriprise Finl Inc.             AMP       41.00   $     42,763.00   Common      Sole           Partial
  25680    020039103   Alltel Corp                      at         63.1   $  1,620,408.00   Common      Sole           Partial
  50524    025816109   American Express Company         axp       51.46   $  2,599,965.04   Common      Sole           Partial
  51417    060505104   Bank of America Corp             bac       46.15   $  2,372,894.55   Common      Sole           Partial
  42950    067383109   Bard C. R. Incorporated          bcr       65.92   $  2,831,264.00   Common      Sole           Partial
  32292    354613101   Franklin Resources               ben       94.01   $  3,035,770.92   Common      Sole           Partial
  45105    122014103   Burlington Resources Inc         br         86.2   $  3,888,051.00   Common      Sole           Partial
  57557    172967101   Citigroup Inc                    c         48.53   $  2,793,241.21   Common      Sole           Partial
  62545    194162103   Colgate-Palmolive Co             cl        54.85   $  3,430,593.25   Common      Sole           Partial
  38780    189054109   Clorox Company                   clx       56.89   $  2,206,194.20   Common      Sole           Partial
  29270    14040H105   Capital One Finl Corp            cof        86.4   $  2,528,928.00   Common      Sole           Partial
  90370    17275R102   Cisco Systems Inc                csco      17.12   $  1,547,134.40   Common      Sole           Partial
  48225    24702R101   Dell Inc                         dell      29.95   $  1,444,338.75   Common      Sole           Partial
  87910    254687106   Walt Disney Company              dis       23.97   $  2,107,202.70   Common      Sole           Partial
  61185    264399106   Duke Energy Corp                 duk       27.45   $  1,679,528.25   Common      Sole           Partial
  31510    369550108   General Dynamics                 gd       114.05   $  3,593,715.50   Common      Sole           Partial
 102343    369604103   General Electric Co              ge        35.05   $  3,587,122.15   Common      Sole           Partial
  53738    364760108   Gap Inc                          gps       17.64   $    947,938.32   Common      Sole           Partial
  62840    093671105   Block H & R Incorporated         hrb       24.55   $  1,542,722.00   Common      Sole           Partial
  33537    459200101   Intl Business Mach               ibm        82.2   $  2,756,741.40   Common      Sole           Partial
    314    464287705   S&P MIDCAP 400 Value Index       ijj       70.49   $     22,133.86   ETF         Sole           Partial
    545    464287606   S&P MIDCAP 400 Growth Index      ijk       75.62   $     41,212.90   ETF         Sole           Partial
   4189    464287804   S&P Small Cap 600 Index          ijr        57.8   $    242,124.20   ETF         Sole           Partial
    169    464287879   S&P SMALL CAP 600 Value Index    ijs       63.88   $     10,795.72   ETF         Sole           Partial
    168    464287887   S&P SMALL CAP 600 Growth Index   ijt      116.07   $     19,499.76   ETF         Sole           Partial
  65106    458140100   Intel Corp                       intc      24.96   $  1,625,045.76   Common      Sole           Partial
   3573    464287408   S&P 500 Value Index              ive       65.05   $    232,423.65   ETF         Sole           Partial
   2106    464287309   S&P 500 Growth Index             ivw       59.28   $    124,843.68   ETF         Sole           Partial
  49088    464287655   I-shares Russell 2000 Index      iwm       66.72   $  3,275,151.36   ETF         Sole           Partial
  24268    49337W100   Keyspan Energy                   kse       35.69   $    866,124.92   Common      Sole           Partial
  29450    532791100   Lincare Hldgs Inc                lncr      41.91   $  1,234,249.50   Common      Sole           Partial
  29149    464287242   IShares GS Corp Bond Fund        lqd      107.69   $  3,139,055.81   ETF         Sole           Partial
  59916    585055106   Medtronic Inc.                   mdt       57.57   $  3,449,364.12   Common      Sole           Partial
  63777    595635103   S&P Midcap SPDR                  mdy      134.69   $  8,590,124.13   ETF         Sole           Partial
  46598    580645109   Mcgraw-Hill Cos Inc              mhp       51.63   $  2,405,854.74   Common      Sole           Partial
  82607    594918104   Microsoft Corp                   msft      26.15   $  2,160,173.05   Common      Sole           Partial
  65211    713448108   Pepsico Inc                      pep       59.08   $  3,852,665.88   Common      Sole           Partial
 255931    826170102   Siebel Systems Inc.              sebl      10.57   $  2,705,190.67   Common      Sole           Partial
  87043    855030102   Staples Inc                      spls      22.71   $  1,976,746.53   Common      Sole           Partial
  36301    78462F103   S&P 500 Spdrs                    spy      124.51   $  4,519,837.51   ETF         Sole           Partial
  47064    86764P109   Sunoco Inc                       sun       78.38   $  3,688,876.32   Common      Sole           Partial
  40522    87612E106   Target Corp.                     tgt       54.97   $  2,227,494.34   Common      Sole           Partial
  79645    913017109   United Techn Corp                utx       55.91   $  4,452,951.95   Common      Sole           Partial
  30455    958259103   Western Gas Resources            wgr       47.09   $  1,434,125.95   Common      Sole           Partial
    800    81369Y100   S&P Basic Materials SPDR         xlb       30.28   $     24,224.00   ETF         Sole           Partial
   1850    81369Y506   Sector SPDR Energy               xle       50.31   $     93,073.50   ETF         Sole           Partial
   5825    81369Y605   Sector SPDR Financial            xlf       31.67   $    184,477.75   ETF         Sole           Partial
   1790    81369Y704   Sector SPDR Industrial           xli       31.42   $     56,241.80   ETF         Sole           Partial
   7145    81369Y803   Sector Sprd Trust Sb Technolog   xlk        20.9   $    149,330.50   ETF         Sole           Partial
   1990    81369Y308   S&P Consumer Staples SPDR        xlp       23.29   $     46,347.10   ETF         Sole           Partial
  55064    81369Y886   S&P Utilities SPDR               xlu       31.39   $  1,728,458.96   ETF         Sole           Partial
   2035    81369Y209   S&P Healthcare Sector SPDR       xlv       31.72   $     64,550.20   ETF         Sole           Partial
   1735    81369Y407   Sector SPDR Consumer Discretio   xly       32.65   $     56,647.75   ETF         Sole           Partial
  42863    30231G102   Exxon Mobil Corp                 xom       56.17   $  2,407,614.71   Common      Sole           Partial

                       TOTAL                                              $111,971,918.21
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